FAIR VALUE MEASUREMENTS (Narrative) (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 JPY (¥)
Derivative [Line Items]
Derivative, notional amount	$ 174.2	€ 88.5	¥ 4,940.0
Remaining maturity of foreign currency derivative	12 months	12 months	12 months